Note 22 - Disclosures About Fair Value of Financial Instruments - Additional Information on Assets Measured on a Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - Fair Value, Inputs, Level 3 [Member] - Measurement Input, Discount Rate [Member] - Weighted Average [Member]
Dec. 31, 2020 [1]
Impaired loans	0.10
Other real estate owned	0.10

[1]	The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.